6. Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt Details
Vehicle loan	$ 32	$ 51
Equipment loan	15	27
Office term loan	134	171
Total	181	249
Less current portion	(73)	(65)
Balance	$ 108	$ 184